Note 14 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2021	2020

Cash	19%	12%
Debt securities	28%	28%
Equity securities	43%	49%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Projected benefit obligation, beginning of the year	$1,034	$979	$1,018
Service cost	4	3	3
Interest cost	3	7	7
Actuarial loss (gain)	21	19	(34)
Settlement	(25)	(26)	(38)
Effect of changes in foreign exchange rate	30	52	23

Projected benefit obligation, end of the year	$1,067	$1,034	$979

Fair value of plan assets, beginning of the year	$857	$765	$697
Employer contributions	22	19	19
Actual return on plan assets	15	31	31
Effect of changes in foreign exchange rate	26	42	18

Fair value of plan assets, end of the year	$920	$857	$765

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Service cost	$4	$3	$3
Interest cost	3	7	7
Expected return on plan assets	(15)	(13)	(12)
Amortization of net pension loss	2	2	6
Curtailment or settlement loss	3	3	5

Net periodic benefit (income) cost	$(3)	$2	$9

Schedule of Net Funded Status [Table Text Block]
	December 31
	2021	2020

Accumulated benefit obligation	$(932)	$(889)

Project benefit obligation	(1,067)	(1,034)
Plan assets at fair value	920	857

Funded status of the plan	$(147)	$(177)

Defined Benefit Plan, Assumptions [Table Text Block]
	December 31
	2021	2020

Discount rate	0.7%	0.3%
Rate of compensation increases	2.0%	2.0%

Assumptions To Determine The Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2021	2020	2019

Discount rate	0.3%	0.7%	0.8%
Rate of compensation increases	2.0%	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	1.8%	1.8%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2022	$173
2023	36
2024	158
2025	27
2026 and thereafter	326